Share-Based Compensation Plan - Shares Outstanding (Details) shares in Thousands, share in Thousands	12 Months Ended
	Dec. 31, 2023 shares share	Dec. 31, 2022 shares
Total number of Share Awards
Beginning balance (in shares)	5,558	9,474
Granted (in shares)	2,682	1,459
Assumed on corporate acquisition (in shares) | share	10,789
Vested and converted to common shares (in shares)	(13,069)	(5,007)
Forfeited (in shares)	(326)	(368)
Ending balance (in shares)	5,634	5,558
Restricted awards
Total number of Share Awards
Beginning balance (in shares)	762	2,093
Granted (in shares)	41	68
Assumed on corporate acquisition (in shares) | share	10,789
Vested and converted to common shares (in shares)	(9,302)	(1,377)
Forfeited (in shares)	(11)	(22)
Ending balance (in shares)	2,279	762
Performance awards
Total number of Share Awards
Beginning balance (in shares)	4,796	7,381
Granted (in shares)	2,641	1,391
Assumed on corporate acquisition (in shares) | share	0
Vested and converted to common shares (in shares)	(3,767)	(3,630)
Forfeited (in shares)	(315)	(346)
Ending balance (in shares)	3,355	4,796